SUBSEQUENT EVENT (Details) - USD ($)						1 Months Ended
	Jul. 28, 2022	Jul. 27, 2022	Jul. 08, 2022	Dec. 15, 2020	Dec. 14, 2020	Jul. 31, 2022
Senior unsecured note | Amendment and Supplemental Agreement
SUBSEQUENT EVENT
Principal amount to be repaid					$ 10,000,000
Interest paid				$ 513,333
Subsequent event | Senior unsecured note | Amendment and Supplemental Agreement
SUBSEQUENT EVENT
Principal amount to be repaid	$ 27,872,600	$ 27,515,778
Interest paid		$ 356,822
Subsequent event | Four Individuals
SUBSEQUENT EVENT
Amount lent to other individuals			$ 20,000,000.0
Interest income			$ 300,000			$ 300,000